American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Value ETF (AVDV)
November 30, 2022

Avantis International Small Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Australia — 9.8%
29Metals Ltd.(1)	599,947	1,010,014
Accent Group Ltd.	92,386	114,039
Adairs Ltd.(1)	8,436	13,263
Adbri Ltd.	1,370,262	1,618,862
Aeris Resources Ltd.(2)	219,927	80,245
Alkane Resources Ltd.(2)	662,962	277,950
Alliance Aviation Services Ltd.(2)	50,306	102,896
Allkem Ltd.(2)	1,887	17,852
AMP Ltd.(2)	1,001,558	933,541
Ardent Leisure Group Ltd.(2)	349,486	142,350
Aurelia Metals Ltd.(1)(2)	4,398,224	469,569
Austal Ltd.	1,507,107	2,510,114
Australian Agricultural Co. Ltd.(2)	242,313	291,010
Australian Finance Group Ltd.	486,159	553,719
Bank of Queensland Ltd.(1)	1,055,204	5,183,698
Beach Energy Ltd.	7,941,019	9,573,305
Bega Cheese Ltd.	878,503	2,104,110
Bendigo & Adelaide Bank Ltd.	918,964	5,736,987
Boral Ltd.(1)	132,334	274,716
Bravura Solutions Ltd.	316,929	171,047
Brickworks Ltd.	36,303	557,330
Capricorn Metals Ltd.(2)	399,506	1,158,401
Cedar Woods Properties Ltd.	9,800	29,894
Challenger Ltd.	1,170,338	5,854,743
Champion Iron Ltd.	1,488,542	6,512,571
Cooper Energy Ltd.(2)	3,397,357	451,197
Coronado Global Resources, Inc.	3,557,061	5,132,299
Costa Group Holdings Ltd.	573,148	1,034,902
Credit Corp. Group Ltd.	163,645	2,273,767
CSR Ltd.	1,916,841	6,386,591
DDH1 Ltd.	165,598	102,352
Eclipx Group Ltd.(2)	1,506,371	2,144,309
Emeco Holdings Ltd.	600,927	316,502
Evolution Mining Ltd.	3,871,387	7,215,447
EVT Ltd.	127,497	1,197,453
Gold Road Resources Ltd.	3,093,392	3,747,818
Grange Resources Ltd.	2,340,260	1,222,548
GWA Group Ltd.	154,726	224,018
Hastings Technology Metals Ltd.(1)(2)	23,650	59,489
Helia Group Ltd.	1,596,349	2,950,754
HT&E Ltd.	1,042	743
Humm Group Ltd.(1)	498,202	194,144
Iluka Resources Ltd.	1,790,042	12,457,805
Infomedia Ltd.	521,707	392,604
Inghams Group Ltd.	1,397,290	2,690,679
InvoCare Ltd.(1)	201,858	1,545,873
JB Hi-Fi Ltd.	84,211	2,589,855
Karoon Energy Ltd.(2)	1,374,538	2,173,430

Leo Lithium Ltd.(1)(2)	2,695,629	1,025,250
Macmahon Holdings Ltd.	354,016	37,308
Magellan Financial Group Ltd.(1)	441,853	2,990,249
Mayne Pharma Group Ltd.(1)(2)	2,323,802	365,451
McMillan Shakespeare Ltd.	309,083	3,110,769
Metcash Ltd.	955,729	2,733,036
Monadelphous Group Ltd.	107,836	1,013,714
Money3 Corp. Ltd.	84,557	112,997
Mount Gibson Iron Ltd.(1)(2)	292,213	91,787
Myer Holdings Ltd.	1,301,274	654,597
MyState Ltd.	57,388	158,041
New Hope Corp. Ltd.(1)	1,857,257	7,495,508
nib holdings Ltd.	920,332	4,572,568
Nine Entertainment Co. Holdings Ltd.	1,256,732	1,817,255
NRW Holdings Ltd.	2,166,739	4,060,933
Nufarm Ltd.	1,243,192	5,144,363
Nuix Ltd.(2)	36,978	17,942
OFX Group Ltd.(2)	82,787	137,646
Orica Ltd.	250,230	2,536,227
Orora Ltd.	1,157,899	2,467,507
Pacific Current Group Ltd.	32,320	171,525
Pendal Group Ltd.	691,898	2,378,229
Perenti Ltd.(2)	4,338,475	3,273,068
Perseus Mining Ltd.	5,498,288	8,468,836
Platinum Asset Management Ltd.	1,712,825	2,120,292
Premier Investments Ltd.	261,875	4,577,067
Ramelius Resources Ltd.	3,987,689	2,352,462
Regis Resources Ltd.	2,774,897	3,696,504
Resimac Group Ltd.	18,160	12,317
Resolute Mining Ltd.(1)(2)	3,843,477	422,358
Ridley Corp. Ltd.(1)	627,255	823,336
Sandfire Resources Ltd.(1)	1,958,493	6,778,915
Select Harvests Ltd.	93,416	278,688
Servcorp Ltd.	22,553	52,196
Service Stream Ltd.(1)	285,306	134,801
Seven West Media Ltd.(1)(2)	2,085,305	589,116
Sierra Rutile Holdings Ltd.(1)(2)	465,755	69,079
Sigma Healthcare Ltd.	355,155	158,119
Silver Lake Resources Ltd.(2)	3,865,380	3,239,698
Sims Ltd.	339,498	3,033,259
Southern Cross Media Group Ltd.(1)	637,416	456,897
Super Retail Group Ltd.	614,419	4,654,054
Symbio Holdings Ltd.	3,813	7,723
Terracom Ltd.	256,848	152,019
Viva Energy Group Ltd.	3,392,231	6,374,216
West African Resources Ltd.(2)	4,260,503	3,415,581
Westgold Resources Ltd.(2)	484,525	250,209
Whitehaven Coal Ltd.	2,225,507	15,184,760
		215,465,277
Austria — 0.9%
AT&S Austria Technologie & Systemtechnik AG	338,848	12,425,307
FACC AG(2)	15,577	97,569
POLYTEC Holding AG	25,087	131,433
Porr AG	53,641	726,376
Semperit AG Holding	99,711	2,034,073

UNIQA Insurance Group AG	609,742	4,560,154
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,205	239,161
		20,214,073
Belgium — 1.2%
AGFA-Gevaert NV(2)	877	2,536
Bekaert SA	191,358	6,833,170
bpost SA	418,701	2,406,365
Cie d'Entreprises CFE(1)(2)	27,899	274,699
Deceuninck NV(1)	128,957	318,941
Deme Group NV(2)	8,939	1,111,452
Exmar NV	243,475	2,273,977
Gimv NV	48,751	2,113,334
Ion Beam Applications	45,435	675,221
KBC Ancora(1)	174,153	7,255,751
Tessenderlo Group SA(2)	112,112	3,722,619
		26,988,065
Canada — 10.5%
5N Plus, Inc.(1)(2)	11,840	26,406
Advantage Energy Ltd.(2)	579,385	4,979,140
Algoma Steel Group, Inc.(1)	251,068	1,664,890
Amerigo Resources Ltd.	26,000	25,127
Argonaut Gold, Inc.(2)	642,224	181,426
Aris Mining Corp.	113,257	294,688
Athabasca Oil Corp.(1)(2)	1,655,372	3,408,825
Badger Infrastructure Solution(1)	53	1,112
Baytex Energy Corp.(1)(2)	1,950,260	9,960,440
Birchcliff Energy Ltd.(1)	883,458	7,053,740
Bird Construction, Inc.(1)	12,594	69,470
Bonterra Energy Corp.(2)	11,572	67,188
Calian Group Ltd.(1)	1,500	74,423
Calibre Mining Corp.(2)	207,000	138,498
Canaccord Genuity Group, Inc.(1)	159,871	930,595
Canacol Energy Ltd.(1)	93,418	138,896
Canadian Western Bank(1)	159,977	3,074,308
Canfor Corp.(2)	210,025	3,720,697
Capital Power Corp.	316,246	10,871,066
Cardinal Energy Ltd.(1)	347,038	2,105,215
Cascades, Inc.(1)	21	130
Centerra Gold, Inc.	498,291	2,663,430
China Gold International Resources Corp. Ltd.(1)	231,678	654,482
Chorus Aviation, Inc.(1)(2)	285,973	676,054
Copper Mountain Mining Corp.(1)(2)	379,405	516,159
Corus Entertainment, Inc., B Shares(1)	395,346	681,859
Crescent Point Energy Corp.	1,894,326	14,716,356
Crew Energy, Inc.(2)	420,683	2,110,999
Dorel Industries, Inc., Class B(1)	76,575	283,495
Dundee Precious Metals, Inc.	502,386	2,371,595
Eldorado Gold Corp.(2)	155,281	1,190,163
Endeavour Mining PLC	315	6,686
Enerflex Ltd.(1)	96,206	637,964
Enerplus Corp.(1)	532,754	9,905,347
EQB, Inc.(1)	41,946	1,875,978
ERO Copper Corp.(1)(2)	158,804	2,010,506
Evertz Technologies Ltd.	3,300	30,077
Exchange Income Corp.(1)	871	31,327

First National Financial Corp.(1)	10,148	272,193
Fortuna Silver Mines, Inc.(1)(2)	673,320	2,512,780
Frontera Energy Corp.(2)	166,503	1,325,686
Gear Energy Ltd.	167,200	145,429
Hardwoods Distribution, Inc.(1)	7	135
High Liner Foods, Inc.(1)	4	42
HLS Therapeutics, Inc.(1)	2	14
Home Capital Group, Inc.(1)	109,488	3,475,551
Hudbay Minerals, Inc.(1)	531,001	2,996,170
iA Financial Corp., Inc.	66,563	3,755,318
IAMGOLD Corp.(1)(2)	999,520	2,043,400
Interfor Corp.(2)	206,768	3,873,586
International Petroleum Corp.(1)(2)	9,413	107,555
Kelt Exploration Ltd.(2)	501,322	2,027,426
Kinross Gold Corp.(1)	1,974,641	8,161,918
Largo, Inc.(2)	1,825	10,175
Laurentian Bank of Canada(1)	54,162	1,337,189
Linamar Corp.	93,568	4,593,016
Lundin Gold, Inc.	178,737	1,763,253
Lundin Mining Corp.(1)	1,348,925	8,303,237
Martinrea International, Inc.	334,134	2,958,433
MEG Energy Corp.(2)	592,415	8,433,816
Methanex Corp.	145,954	5,706,219
New Gold, Inc.(1)(2)	1,653,881	1,831,976
North American Construction Group Ltd.(1)	31,031	417,315
North West Co., Inc.	14	394
NuVista Energy Ltd.(2)	528,523	5,422,159
Obsidian Energy Ltd.(2)	289,121	2,190,197
OceanaGold Corp.(2)	1,542,192	2,625,447
Onex Corp.	135,129	7,121,358
Parex Resources, Inc.	316,134	4,526,440
Peyto Exploration & Development Corp.(1)	517,398	5,769,594
Pine Cliff Energy Ltd.	138,356	170,740
Pipestone Energy Corp.(1)(2)	220,749	557,965
Polaris Renewable Energy, Inc.(1)	1,400	15,133
Precision Drilling Corp.(1)(2)	35	2,794
Real Matters, Inc.(1)(2)	119,739	363,183
Resolute Forest Products, Inc.(2)	174,192	3,668,631
Russel Metals, Inc.(1)	173,575	3,735,640
Secure Energy Services, Inc.	7,039	39,194
Sierra Metals, Inc.(1)	3,100	553
Spartan Delta Corp.(2)	323,504	3,706,053
SSR Mining, Inc.	120,138	1,820,178
Stelco Holdings, Inc.(1)	130,489	4,358,526
SunOpta, Inc.(1)(2)	2,722	25,558
Surge Energy, Inc.(1)	209,745	1,553,031
Tamarack Valley Energy Ltd.(1)	1,203,300	4,633,754
Taseko Mines Ltd.(1)(2)	422,528	593,672
Tidewater Midstream and Infrastructure Ltd.	198,569	166,809
Torex Gold Resources, Inc.(2)	299,549	2,772,468
Total Energy Services, Inc.	4,600	29,956
Transcontinental, Inc., Class A(1)	17	214
Turquoise Hill Resources Ltd.(2)	69,764	2,184,485
Vermilion Energy, Inc.(1)	580,451	11,473,956
Wajax Corp.(1)	42,171	648,953

West Fraser Timber Co. Ltd.	11,631	909,797
Western Forest Products, Inc.	1,355,843	1,108,744
Yamana Gold, Inc.	510,344	2,780,970
Yangarra Resources Ltd.(2)	16,400	33,772
		230,210,907
Denmark — 1.8%
Bang & Olufsen A/S(2)	24,456	34,029
Chemometec A/S(2)	10,301	1,241,340
D/S Norden A/S	149,197	7,846,832
Dfds A/S	116,659	4,090,467
FLSmidth & Co. A/S	87,179	2,591,554
H+H International A/S, B Shares(2)	21,773	325,334
Jyske Bank A/S(2)	142,372	8,714,426
NNIT A/S(2)	47,672	447,687
NTG Nordic Transport Group A/S(2)	1,250	41,106
Per Aarsleff Holding A/S	45,652	1,477,728
Ringkjoebing Landbobank A/S	1,327	166,851
Solar A/S, B Shares	12,215	1,039,025
Spar Nord Bank A/S	156,571	2,292,013
Sparekassen Sjaelland-Fyn A/S	5,583	145,447
Sydbank A/S	200,811	7,511,583
TORM PLC, Class A	31,867	926,070
		38,891,492
Finland — 1.5%
Admicom Oyj(1)	98	4,767
Anora Group Oyj(1)	32,173	248,657
CapMan Oyj, B Shares	9,067	24,566
Citycon Oyj(2)	85,657	577,945
Finnair Oyj(1)(2)	1,093,208	514,161
HKScan Oyj, A Shares(1)	81,043	80,788
Kamux Corp.	994	5,352
Kemira Oyj	207,204	3,004,473
Lassila & Tikanoja Oyj	1,259	14,304
Marimekko Oyj	118,553	1,126,353
Metsa Board Oyj, Class B	468,092	4,164,827
Nokian Renkaat Oyj	200,681	2,199,069
Outokumpu Oyj	2,092,037	10,552,774
Puuilo Oyj(1)	154,608	897,952
Rovio Entertainment Oyj	94,826	584,818
Sanoma Oyj	18,203	214,930
Suominen Oyj(1)	39,141	126,148
Talenom Oyj	4,970	49,673
Tokmanni Group Corp.	238,644	3,287,406
Uponor Oyj	152,829	2,344,523
Verkkokauppa.com Oyj(1)	53,029	167,218
WithSecure Oyj(2)	1,324	1,924
YIT Oyj(1)	738,986	2,066,200
		32,258,828
France — 3.2%
AKWEL	4,039	68,760
ALD SA(1)	129,561	1,303,929
APERAM SA	44,319	1,406,896
Beneteau SA	2,762	31,434
Biosynex	12,193	187,173
Bonduelle SCA	1,607	20,617

Catana Group(1)	30,598	168,657
Cie des Alpes(2)	43,194	632,267
Cie Plastic Omnium SA	139,538	2,184,909
Coface SA(2)	271,608	3,324,894
Derichebourg SA	452,706	2,449,052
Eramet SA	47,214	4,040,259
Esso SA Francaise(2)	1,045	56,977
Etablissements Maurel et Prom SA	182,458	796,557
Eurobio Scientific SA(1)(2)	27,648	555,068
Eutelsat Communications SA(1)	759,579	6,043,312
Focus Entertainment(2)	2,042	99,193
Gaztransport Et Technigaz SA	17,558	2,188,809
Genfit(2)	40,398	144,820
Groupe LDLC(1)	6,031	136,097
Guillemot Corp.	1,314	16,762
ID Logistics Group(2)	323	92,005
Innate Pharma SA(1)(2)	83,020	187,075
Jacquet Metals SACA	34,099	578,071
JCDecaux SE(2)	89,760	1,625,083
Kaufman & Broad SA(1)	12,153	328,170
LISI	2,806	59,564
Maisons du Monde SA	89,228	1,099,101
Manitou BF SA	3,483	79,293
Mersen SA	28,796	1,109,227
Metropole Television SA	126,902	1,824,636
Nexans SA	55,512	4,908,569
Novacyt SA(2)	242,631	209,331
Orpea SA(1)(2)	156,701	1,070,271
ReWorld Media SA(2)	6,000	34,098
SES SA	1,406,981	9,646,457
SMCP SA(2)	83,169	594,526
Societe BIC SA	39,139	2,585,644
Television Francaise 1	303,577	2,294,530
Ubisoft Entertainment SA(2)	146,045	4,062,707
Vallourec SA(2)	305,127	3,587,827
Verallia SA	220,961	6,734,596
Vicat SA	13,837	332,563
Vilmorin & Cie SA	196	10,062
X-Fab Silicon Foundries SE(2)	118,781	805,589
		69,715,437
Germany — 4.1%
7C Solarparken AG	69,156	321,907
Aareal Bank AG(2)	1,499	50,905
AURELIUS Equity Opportunities SE & Co. KGaA	13,370	274,103
Aurubis AG	77,735	6,240,710
Baader Bank AG	7,342	35,082
Bauer AG(2)	8,713	68,813
Bertrandt AG	1,999	72,943
Cewe Stiftung & Co. KGAA	7,418	744,624
CropEnergies AG	72,970	1,111,145
Deutsche Beteiligungs AG	11,918	363,351
Deutsche Pfandbriefbank AG	338,873	2,691,420
Deutz AG	536,052	2,429,218
Draegerwerk AG & Co. KGaA	981	39,398
Draegerwerk AG & Co. KGaA, Preference Shares	20,491	928,755

Duerr AG	140,151	4,760,838
Elmos Semiconductor SE	29,051	1,813,527
ElringKlinger AG	25,841	200,193
Encavis AG	251,955	5,277,769
Energiekontor AG	318	29,282
flatexDEGIRO AG(2)	172,473	1,850,642
Grand City Properties SA	138,843	1,391,164
GRENKE AG	15,831	343,318
Hamburger Hafen und Logistik AG	108,486	1,315,920
Heidelberger Druckmaschinen AG(2)	46,347	81,219
Hornbach Holding AG & Co. KGaA	27,947	2,216,779
HUGO BOSS AG	143,435	8,068,858
Instone Real Estate Group SE	90,668	809,287
JOST Werke AG	42,868	2,380,047
Jungheinrich AG, Preference Shares	189,096	5,596,002
Kloeckner & Co. SE	4,566	43,332
Kontron AG	103,598	1,669,661
Krones AG	52,516	5,978,682
Lang & Schwarz AG	30,420	341,954
Lanxess AG	269,124	10,812,805
Leoni AG(2)	21,600	142,503
METRO AG(2)	257,152	2,294,160
Mutares SE & Co. KGaA	17,409	335,587
PVA TePla AG(2)	39,677	763,400
SAF-Holland SE	87,810	863,937
SGL Carbon SE(1)(2)	326,211	2,577,149
Siltronic AG	60,605	5,029,595
Steico SE	553	26,327
STO SE & Co. KGaA, Preference Shares	7,533	1,228,373
Suedzucker AG	61,571	906,679
TAG Immobilien AG	121,666	733,758
Vitesco Technologies Group AG, Class A(2)	48,606	2,579,192
Wacker Neuson SE	46,638	828,048
Wuestenrot & Wuerttembergische AG	33,661	532,428
		89,194,789
Hong Kong — 1.7%
BOCOM International Holdings Co. Ltd.	50,000	2,957
Bright Smart Securities & Commodities Group Ltd.	1,576,000	267,158
Cafe de Coral Holdings Ltd.	180,000	261,834
Chow Sang Sang Holdings International Ltd.	445,000	516,918
CMBC Capital Holdings Ltd.(1)	1,387,000	219,536
Cowell e Holdings, Inc.(2)	42,000	68,975
Crystal International Group Ltd.	34,500	9,917
CSC Holdings Ltd.(2)	56,490,000	278,243
CSI Properties Ltd.	80,000	1,483
Dah Sing Banking Group Ltd.	349,200	243,482
Dah Sing Financial Holdings Ltd.	193,200	431,574
E-Commodities Holdings Ltd.	15,318,000	3,116,108
FSE Lifestyle Services Ltd.	27,000	17,089
Guotai Junan International Holdings Ltd.(1)	5,575,000	482,630
Haitong International Securities Group Ltd.(1)(2)	1,298,699	127,233
Hang Lung Group Ltd.	532,000	937,006
Hengdeli Holdings Ltd.(2)	12,000	246
IGG, Inc.(2)	2,736,000	967,534
IRC Ltd.(1)(2)	4,792,000	73,609

Jinhui Shipping & Transportation Ltd.	15,000	12,539
Johnson Electric Holdings Ltd.	1,427,500	1,790,037
K Wah International Holdings Ltd.	2,713,000	854,018
Lifestyle International Holdings Ltd.(2)	1,000	641
Luk Fook Holdings International Ltd.	95,000	230,313
Oriental Watch Holdings	982,000	539,215
Pacific Basin Shipping Ltd.	51,132,000	17,265,923
PAX Global Technology Ltd.	55,000	47,231
PC Partner Group Ltd.(1)	1,668,000	972,377
Regina Miracle International Holdings Ltd.	194,000	90,140
Sa Sa International Holdings Ltd.(1)(2)	846,000	116,998
Shun Tak Holdings Ltd.(2)	3,190,000	514,268
Singamas Container Holdings Ltd.	4,050,000	386,907
SmarTone Telecommunications Holdings Ltd.	33,500	17,007
Solargiga Energy Holdings Ltd.(2)	2,281,000	78,427
Soundwill Holdings Ltd.	2,500	1,999
Sun Hung Kai & Co. Ltd.	866,000	316,051
SUNeVision Holdings Ltd.	730,000	369,238
Tai Hing Group Holdings Ltd.	245,000	29,957
Tam Jai International Co. Ltd.	84,000	19,906
Ten Pao Group Holdings Ltd.	412,000	63,393
Texhong Textile Group Ltd.	1,321,500	1,093,056
Texwinca Holdings Ltd.	440,000	73,642
Time Interconnect Technology Ltd.	424,000	90,567
United Laboratories International Holdings Ltd.	5,982,000	3,138,882
Value Partners Group Ltd.(1)	1,499,000	455,017
VSTECS Holdings Ltd.	1,228,000	666,554
		37,257,835
Ireland — 0.4%
Dalata Hotel Group PLC(2)	593,678	2,127,842
FBD Holdings PLC	6,291	73,498
Glenveagh Properties PLC(2)	5,583,303	5,419,589
Origin Enterprises PLC	205,462	839,172
		8,460,101
Israel — 2.6%
Adgar Investment and Development Ltd.	13,419	22,416
AFI Properties Ltd.(2)	546	18,444
Airport City Ltd.(2)	54,382	971,223
Caesarstone Ltd.	1,085	6,803
Carasso Motors Ltd.	19,452	127,414
Cellcom Israel Ltd.(2)	80,659	459,064
Clal Insurance Enterprises Holdings Ltd.(2)	263,097	4,848,746
Delek Automotive Systems Ltd.	104,359	1,392,586
Delek Group Ltd.(2)	10,727	1,368,979
Delta Galil Ltd.	5,482	235,865
Equital Ltd.(2)	26,789	867,736
Fattal Holdings 1998 Ltd.(2)	178	18,322
FIBI Holdings Ltd.	72,058	3,379,096
First International Bank of Israel Ltd.	36,753	1,617,875
G City Ltd.	119,823	429,751
Harel Insurance Investments & Financial Services Ltd.	459,659	4,564,755
IDI Insurance Co. Ltd.	2,066	50,503
Infinya Ltd.	6,635	679,053
Inrom Construction Industries Ltd.	6,286	25,902
Isracard Ltd.	858,515	2,874,900

Israel Corp. Ltd.	2,866	1,181,548
Israel Land Development - Urban Renewal Ltd.	17,642	247,018
Isras Investment Co. Ltd.	1,627	305,125
Ituran Location and Control Ltd.	25	584
M Yochananof & Sons Ltd.	4,089	232,995
Menora Mivtachim Holdings Ltd.(2)	102,236	2,266,902
Migdal Insurance & Financial Holdings Ltd.	1,585,359	2,094,389
Naphtha Israel Petroleum Corp. Ltd.(2)	10,798	61,011
Nawi Brothers Ltd.	9,923	78,389
Oil Refineries Ltd.	5,646,343	2,098,833
Partner Communications Co. Ltd.(2)	524,964	4,118,612
Paz Oil Co. Ltd.(2)	37,037	5,005,211
Phoenix Holdings Ltd.	566,542	6,654,966
Prashkovsky Investments and Construction Ltd.	3,942	100,408
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	15,722	1,129,152
Scope Metals Group Ltd.	74	3,198
Shapir Engineering and Industry Ltd.	57,934	503,078
Shikun & Binui Ltd.(2)	360,022	1,428,781
Shufersal Ltd.	864,260	5,678,015
Taro Pharmaceutical Industries Ltd.(2)	2,833	85,415
Tera Light Ltd.(2)	30,831	44,149
Tower Semiconductor Ltd.(2)	342	15,263
Victory Supermarket Chain Ltd.(2)	1,573	19,398
YH Dimri Construction & Development Ltd.	10,105	683,350
		57,995,223
Italy — 2.8%
Aeffe SpA(1)(2)	47,952	65,202
Arnoldo Mondadori Editore SpA	234,436	450,970
Banca IFIS SpA	156,540	2,157,357
Banca Popolare di Sondrio SCPA	3,110,928	12,476,110
Banco di Desio e della Brianza SpA(1)	118,022	349,253
BFF Bank SpA	205,278	1,607,506
Biesse SpA	102,370	1,358,183
Cairo Communication SpA	10,143	16,268
Cementir Holding NV	30,828	203,172
d'Amico International Shipping SA(2)	3,136,382	1,205,546
Danieli & C Officine Meccaniche SpA	1,834	41,169
Danieli & C Officine Meccaniche SpA, Preference Shares	50,600	790,401
Digital Bros SpA(1)	74,745	1,751,286
Enav SpA	769	3,402
Esprinet SpA	10,419	77,024
Fila SpA	22,684	162,862
Fincantieri SpA(1)(2)	1,970,690	1,133,438
FNM SpA(2)	66,723	31,113
Geox SpA(1)(2)	68,174	59,227
Iveco Group NV(2)	1,729,316	11,678,757
KME Group SpA(2)	163,553	94,647
Maire Tecnimont SpA(1)	939,467	3,014,107
MFE-MediaForEurope NV, Class A	4,170,979	1,754,918
MFE-MediaForEurope NV, Class B(1)	1,460,544	859,484
Newlat Food SpA(1)(2)	16,765	77,797
Orsero SpA	6,498	96,234
OVS SpA	2,803,902	6,426,402
RAI Way SpA	234,397	1,284,971
Safilo Group SpA(2)	482,964	779,551

Saipem SpA(1)(2)	3,274,801	3,532,775
Sanlorenzo SpA/Ameglia	25,932	949,170
Tesmec SpA(1)(2)	1,690,861	271,058
Webuild SpA(1)	3,745,756	5,926,925
		60,686,285
Japan — 27.2%
77 Bank Ltd.	77,000	1,096,701
AEON Financial Service Co. Ltd.(1)	523,200	5,628,439
Aeon Mall Co. Ltd.	144,200	1,741,487
AFC-HD AMS Life Science Co. Ltd.	30,000	165,313
Aichi Steel Corp.	14,800	246,029
Air Water, Inc.	242,900	2,874,013
Airport Facilities Co. Ltd.	2,000	7,846
Aisan Industry Co. Ltd.	63,400	326,652
Akatsuki, Inc.	15,800	262,923
Akebono Brake Industry Co. Ltd.(2)	9,300	11,230
Alleanza Holdings Co. Ltd.	3,200	22,932
Amada Co. Ltd.	118,300	953,724
AOKI Holdings, Inc.(1)	59,200	296,948
Aoyama Trading Co. Ltd.	147,200	1,079,609
Aozora Bank Ltd.(1)	15,300	289,284
Arata Corp.	48,200	1,416,915
Arclands Corp.	84,100	918,652
Arcs Co. Ltd.	83,500	1,276,904
Asahi Diamond Industrial Co. Ltd.	73,600	388,354
ASAHI YUKIZAI Corp.	32,800	639,979
Asia Pile Holdings Corp.	1,400	5,476
Astena Holdings Co. Ltd.(1)	10,800	32,918
Aucnet, Inc.(1)	7,500	107,677
Bando Chemical Industries Ltd.	33,700	246,691
Bank of Nagoya Ltd.	15,700	368,363
Bank of the Ryukyus Ltd.	11,200	68,254
Belluna Co. Ltd.(1)	146,100	735,298
Benesse Holdings, Inc.	24,300	353,310
Bic Camera, Inc.	103,000	948,471
BML, Inc.	91,200	2,311,134
Bunka Shutter Co. Ltd.	191,600	1,572,391
Careerlink Co. Ltd.	9,100	201,935
Central Glass Co. Ltd.	118,600	3,020,669
Chiba Kogyo Bank Ltd.	2,000	5,496
Chilled & Frozen Logistics Holdings Co. Ltd.	1,900	17,066
Chori Co. Ltd.	1,200	17,414
Chubu Shiryo Co. Ltd.	6,300	47,741
Citizen Watch Co. Ltd.	1,112,900	4,887,016
CKD Corp.	96,100	1,451,001
CMIC Holdings Co. Ltd.	19,100	242,332
Cosmo Energy Holdings Co. Ltd.	494,000	13,895,103
Credit Saison Co. Ltd.	827,200	10,605,424
CTI Engineering Co. Ltd.	10,300	244,948
Cybernet Systems Co. Ltd.(1)	20,400	144,688
Daicel Corp.	754,300	5,501,990
Daiho Corp.	5,100	165,100
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	300	2,662
Daiken Corp.	17,400	271,688
Daikokutenbussan Co. Ltd.(1)	8,900	343,146

Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,700	134,284
Daio Paper Corp.	270,200	2,102,074
Daishi Hokuetsu Financial Group, Inc.	17,900	342,479
Daishinku Corp.	58,700	365,095
Daiwa Industries Ltd.	2,500	22,444
Daiwabo Holdings Co. Ltd.	14,500	231,338
Denka Co. Ltd.	298,400	7,224,938
DIC Corp.(1)	8,700	159,646
Digital Garage, Inc.	4,000	118,078
DKS Co. Ltd.	2,800	41,103
Dowa Holdings Co. Ltd.	127,500	4,235,089
Dream Incubator, Inc.(2)	8,400	173,182
Eagle Industry Co. Ltd.	53,900	437,959
Ebara Jitsugyo Co. Ltd.	200	3,298
Eco's Co. Ltd.(1)	14,100	187,824
EDION Corp.	189,100	1,725,466
EF-ON, Inc.	8,500	34,224
Ehime Bank Ltd.	3,300	21,261
Eizo Corp.	27,500	723,113
EJ Holdings, Inc.	8,900	84,719
Electric Power Development Co. Ltd.	566,800	8,745,248
Elematec Corp.	34,600	389,535
Enomoto Co. Ltd.	3,000	42,650
Enplas Corp.	4,400	144,023
Exedy Corp.	118,300	1,439,095
EXEO Group, Inc.	241,200	3,743,944
FALCO HOLDINGS Co. Ltd.	2,000	26,296
FCC Co. Ltd.	103,300	1,075,761
Feed One Co. Ltd.(1)	4,700	22,921
Ferrotec Holdings Corp.	202,400	4,754,928
FIDEA Holdings Co. Ltd.	7,810	77,518
FJ Next Holdings Co. Ltd.	15,100	106,216
France Bed Holdings Co. Ltd.	12,600	85,725
Frontier International, Inc.	5,900	114,769
Fuji Corp. Ltd.	9,000	42,995
Fuji Media Holdings, Inc.	112,700	887,186
Fuji Oil Co. Ltd.	35,500	70,762
Fuji Seal International, Inc.	60,500	829,777
Fujibo Holdings, Inc.	1,800	44,535
Fujikura Composites, Inc.	31,200	194,578
Fujikura Ltd.	1,085,300	8,908,665
Fujimori Kogyo Co. Ltd.	24,200	567,310
Fukuyama Transporting Co. Ltd.	20,700	531,697
Furukawa Battery Co. Ltd.	500	4,117
Furukawa Co. Ltd.	32,800	309,608
Furuno Electric Co. Ltd.	10,900	81,287
Furyu Corp.	25,200	213,407
Fuso Chemical Co. Ltd.	5,600	145,427
Futaba Industrial Co. Ltd.	112,500	308,527
Fuyo General Lease Co. Ltd.	82,000	5,265,436
G-7 Holdings, Inc.	100	1,117
Gecoss Corp.	2,200	12,883
Genky DrugStores Co. Ltd.(1)	12,800	325,386
GLOBERIDE, Inc.	29,300	578,249
Glory Ltd.	18,600	313,407

GMO Financial Holdings, Inc.(1)	1,600	6,120
Goldcrest Co. Ltd.	28,200	363,348
Good Com Asset Co. Ltd.(1)	66,400	366,444
G-Tekt Corp.	23,900	268,274
GungHo Online Entertainment, Inc.(1)	500	7,622
Gunma Bank Ltd.	770,100	2,531,107
H.U. Group Holdings, Inc.	237,500	4,817,008
H2O Retailing Corp.	189,600	1,686,216
Hakudo Co. Ltd.	8,500	155,138
Halows Co. Ltd.	1,300	28,367
Hamakyorex Co. Ltd.	39,700	995,041
Hanwa Co. Ltd.	160,300	4,207,582
Happinet Corp.	8,600	121,664
Hazama Ando Corp.(1)	2,100	13,396
Heiwa Real Estate Co. Ltd.	126,600	3,779,907
Heiwado Co. Ltd.	101,800	1,505,957
Hino Motors Ltd.(2)	700,800	3,184,891
Hirano Tecseed Co. Ltd.(1)	17,200	282,080
Hirogin Holdings, Inc.	73,400	338,254
Hitachi Zosen Corp.	666,200	4,381,969
Hodogaya Chemical Co. Ltd.	2,700	61,569
Hokkoku Financial Holdings, Inc.	6,100	198,109
Hokuetsu Corp.	438,900	2,492,495
Hokuhoku Financial Group, Inc.	306,300	2,081,208
H-One Co. Ltd.	9,400	44,507
Honeys Holdings Co. Ltd.	900	8,057
Hoosiers Holdings Co. Ltd.	15,500	90,034
Hosokawa Micron Corp.	27,400	589,883
HS Holdings Co. Ltd.	72,800	557,494
Hyakugo Bank Ltd.	102,100	260,461
Ichigo, Inc.	4,000	9,033
Ichinen Holdings Co. Ltd.	7,200	65,665
IDEA Consultants, Inc.	200	2,495
IDOM, Inc.	144,100	788,314
IHI Corp.	285,500	7,878,794
Iino Kaiun Kaisha Ltd.	386,000	2,645,654
IMAGICA GROUP, Inc.	63,800	356,706
Ines Corp.	200	2,113
I-Net Corp.	1,400	13,348
INFRONEER Holdings, Inc.	252,784	1,900,941
Innotech Corp.	7,400	70,518
Internet Initiative Japan, Inc.	1,400	25,349
Inui Global Logistics Co. Ltd.(1)	29,900	399,969
I-PEX, Inc.	25,700	246,898
Iseki & Co. Ltd.(1)	29,800	278,860
Ishihara Sangyo Kaisha Ltd.	153,600	1,269,123
Itochu Enex Co. Ltd.	288,000	2,137,917
IwaiCosmo Holdings, Inc.	13,500	125,343
Izumi Co. Ltd.	6,100	134,152
J Front Retailing Co. Ltd.	989,000	8,373,542
Jaccs Co. Ltd.	102,400	2,923,679
JAFCO Group Co. Ltd.(1)	208,600	3,680,730
Jamco Corp.(2)	12,300	145,910
Japan Aviation Electronics Industry Ltd.	92,000	1,588,667
Japan Electronic Materials Corp.	24,800	283,214

Japan Investment Adviser Co. Ltd.	11,800	106,252
Japan Lifeline Co. Ltd.	137,900	959,830
Japan Pulp & Paper Co. Ltd.	2,100	76,880
Japan System Techniques Co. Ltd.	7,400	94,050
Japan Transcity Corp.	4,400	16,098
Japan Wool Textile Co. Ltd.(1)	85,800	631,596
JINUSHI Co. Ltd.(1)	20,500	304,292
JK Holdings Co. Ltd.	3,700	28,197
JM Holdings Co. Ltd.	9,900	127,020
Joshin Denki Co. Ltd.	13,900	193,260
JSB Co. Ltd.	5,600	178,169
JSP Corp.	2,200	23,855
JTEKT Corp.	826,400	6,127,573
Juroku Financial Group, Inc.	77,800	1,498,405
JVCKenwood Corp.	1,471,100	3,988,341
Kamei Corp.	6,800	59,769
Kanamoto Co. Ltd.	154,100	2,532,037
Kaneka Corp.	198,500	5,100,820
Kanematsu Corp.	337,500	3,768,781
Kanto Denka Kogyo Co. Ltd.	230,100	1,739,313
Kato Sangyo Co. Ltd.	20,200	516,954
Kawai Musical Instruments Manufacturing Co. Ltd.	900	16,961
Kawasaki Heavy Industries Ltd.	41,300	885,032
Keiyo Co. Ltd.	6,300	41,462
KH Neochem Co. Ltd.	121,100	2,467,462
Kitz Corp.	256,900	1,593,427
Kiyo Bank Ltd.	220,700	2,461,255
Kobe Steel Ltd.	1,871,600	8,492,508
Kohnan Shoji Co. Ltd.	90,100	2,175,140
Kojima Co. Ltd.(1)	58,300	261,387
Komeri Co. Ltd.	116,800	2,204,992
Komori Corp.	28,700	171,278
Konica Minolta, Inc.	1,444,200	6,011,437
Konoike Transport Co. Ltd.	82,100	950,842
Konoshima Chemical Co. Ltd.	2,100	19,662
Kosaido Holdings Co. Ltd.	9,600	136,498
KPP Group Holdings Co. Ltd.	170,900	1,215,217
K's Holdings Corp.	557,400	4,628,164
Kumagai Gumi Co. Ltd.	94,600	1,751,283
Kuraray Co. Ltd.(1)	1,096,200	8,803,782
Kureha Corp.	53,700	3,840,831
Kurimoto Ltd.	100	1,305
Kuriyama Holdings Corp.	4,300	28,139
KYB Corp.	88,100	2,342,556
Kyoden Co. Ltd.(1)	45,100	179,758
Kyodo Printing Co. Ltd.	2,700	57,016
Kyokuto Kaihatsu Kogyo Co. Ltd.	9,900	98,755
Lawson, Inc.	1,800	64,470
Look Holdings, Inc.	4,100	74,898
Macnica Holdings, Inc.	37,800	958,055
Makino Milling Machine Co. Ltd.	102,200	3,455,578
Maruha Nichiro Corp.	109,500	1,959,776
MARUKA FURUSATO Corp.	51,400	1,500,686
Maruwa Co. Ltd.	200	27,793
Maruzen Showa Unyu Co. Ltd.	12,500	294,312

Matsuda Sangyo Co. Ltd.	15,700	265,636
Maxell Ltd.	238,600	2,465,916
Mazda Motor Corp.	600	4,770
Mebuki Financial Group, Inc.	1,045,300	2,376,335
Media Do Co. Ltd.	9,900	139,779
Megmilk Snow Brand Co. Ltd.	189,200	2,388,632
Meidensha Corp.	24,200	352,685
Meiji Shipping Co. Ltd.(1)	19,500	103,808
Meiko Electronics Co. Ltd.(1)	66,500	1,486,834
Meisei Industrial Co. Ltd.	3,800	20,061
Micronics Japan Co. Ltd.(1)	68,700	741,493
Mikuni Corp.	22,300	55,561
Mimasu Semiconductor Industry Co. Ltd.	44,900	849,654
Ministop Co. Ltd.(1)	9,800	101,391
Miraial Co. Ltd.	27,100	343,919
MIRAIT ONE Corp.	210,600	2,324,303
Mirarth Holdings, Inc.	79,900	227,184
Mitsuba Corp.	58,600	229,986
Mitsubishi Research Institute, Inc.	26,400	991,683
Mitsubishi Shokuhin Co. Ltd.	88,500	2,095,205
Mitsubishi Steel Manufacturing Co. Ltd.	26,000	189,773
Mitsui Chemicals, Inc.	60,100	1,367,999
Mitsui Matsushima Holdings Co. Ltd.(1)	69,400	1,641,871
Mitsui Mining & Smelting Co. Ltd.	302,000	6,948,424
Mitsui-Soko Holdings Co. Ltd.	98,500	2,549,484
Miyaji Engineering Group, Inc.	700	17,398
Miyazaki Bank Ltd.	10,600	179,281
Mizuho Leasing Co. Ltd.	105,400	2,543,031
Mizuho Medy Co. Ltd.(1)	22,800	653,344
Mizuno Corp.	57,900	1,216,303
Monex Group, Inc.	542,000	1,732,249
Morinaga Milk Industry Co. Ltd.	123,800	4,010,099
MrMax Holdings Ltd.	3,100	14,964
Musashino Bank Ltd.	17,300	237,996
Nabtesco Corp.	114,000	2,872,034
Nachi-Fujikoshi Corp.(1)	78,200	2,216,861
Nafco Co. Ltd.	5,100	57,412
Nagano Keiki Co. Ltd.	7,300	62,071
Nagase & Co. Ltd.	200	2,959
Nanto Bank Ltd.	7,100	121,018
NEC Capital Solutions Ltd.	17,000	257,315
Neturen Co. Ltd.	10,700	53,228
NHK Spring Co. Ltd.	205,000	1,377,291
Nichias Corp.	174,400	3,095,197
Nichiha Corp.	85,300	1,770,043
Nichireki Co. Ltd.	33,200	313,821
Nihon Chouzai Co. Ltd.	17,100	149,888
Nihon Dempa Kogyo Co. Ltd.	113,400	1,463,480
Nihon Flush Co. Ltd.	3,600	25,337
Nihon House Holdings Co. Ltd.	33,600	107,385
Nihon Tokushu Toryo Co. Ltd.	1,200	7,634
Nikkon Holdings Co. Ltd.	164,100	2,910,059
Nippn Corp.	30,200	348,766
Nippon Chemical Industrial Co. Ltd.	8,000	108,796
Nippon Chemi-Con Corp.(2)	114,500	1,553,329

Nippon Coke & Engineering Co. Ltd.	688,100	442,047
Nippon Densetsu Kogyo Co. Ltd.	122,200	1,518,214
Nippon Electric Glass Co. Ltd.(1)	309,100	5,732,199
Nippon Kodoshi Corp.(1)	2,900	44,551
Nippon Koei Co. Ltd.	35,100	907,456
Nippon Light Metal Holdings Co. Ltd.	83,410	935,022
Nippon Paper Industries Co. Ltd.	390,800	2,747,075
Nippon Pillar Packing Co. Ltd.	38,500	784,693
Nippon Road Co. Ltd.	1,000	45,294
Nippon Seiki Co. Ltd.	2,100	12,742
Nippon Seisen Co. Ltd.	3,000	95,432
Nippon Shokubai Co. Ltd.	102,700	4,141,262
Nippon Soda Co. Ltd.	67,000	2,093,923
Nippon Steel Trading Corp.	13,700	510,585
Nippon Suisan Kaisha Ltd.	1,296,200	4,940,216
Nippon Television Holdings, Inc.	158,300	1,223,907
Nippon Thompson Co. Ltd.	134,300	602,216
Nippon Yakin Kogyo Co. Ltd.	15,510	490,575
Nipro Corp.	576,100	4,279,612
Nishimatsu Construction Co. Ltd.(1)	18,600	530,065
Nishi-Nippon Financial Holdings, Inc.	347,300	2,220,103
Nishio Rent All Co. Ltd.	90,500	2,044,604
Nissan Shatai Co. Ltd.	92,400	562,983
Nissha Co. Ltd.(1)	24,900	321,568
Nisshinbo Holdings, Inc.	492,000	3,658,678
Nissin Electric Co. Ltd.	64,500	635,060
Nittetsu Mining Co. Ltd.	22,000	506,464
Nitto Kogyo Corp.	5,300	90,208
Nittoc Construction Co. Ltd.	100	663
Nojima Corp.	252,800	2,579,685
NOK Corp.	307,100	2,846,663
Noritake Co. Ltd.	16,600	490,573
North Pacific Bank Ltd.	239,300	428,826
NS United Kaiun Kaisha Ltd.	41,700	1,157,793
Ogaki Kyoritsu Bank Ltd.	14,800	199,066
Okamoto Machine Tool Works Ltd.	2,800	99,423
Okasan Securities Group, Inc.	77,100	218,315
Oki Electric Industry Co. Ltd.	137,000	729,917
Okumura Corp.	74,700	1,597,709
Okuwa Co. Ltd.	26,100	179,035
Olympic Group Corp.	2,200	8,391
Onoken Co. Ltd.(1)	32,400	340,817
Organo Corp.	59,900	1,242,643
Orient Corp.	275,440	2,406,213
Oriental Shiraishi Corp.	121,400	245,893
Osaka Soda Co. Ltd.	66,100	1,998,805
OSAKA Titanium Technologies Co. Ltd.	84,200	2,586,395
Pacific Industrial Co. Ltd.	281,300	2,229,363
Pasco Corp.	500	4,843
Pasona Group, Inc.	30,600	464,762
Pegasus Sewing Machine Manufacturing Co. Ltd.	37,500	265,854
Penta-Ocean Construction Co. Ltd.	187,100	885,443
Press Kogyo Co. Ltd.	480,800	1,588,420
Pressance Corp.(1)	10,100	117,645
Prima Meat Packers Ltd.	64,700	961,941

PS Mitsubishi Construction Co. Ltd.	16,200	71,259
Raiznext Corp.	18,700	171,530
Rasa Industries Ltd.	13,600	211,616
Raysum Co. Ltd.(1)	47,900	489,559
Relia, Inc.	19,200	144,294
Rengo Co. Ltd.	842,900	5,323,999
Resorttrust, Inc.	315,500	5,617,812
Restar Holdings Corp.	7,300	118,407
Ricoh Leasing Co. Ltd.	72,800	1,937,834
Riken Corp.	3,800	63,178
Riken Technos Corp.	23,000	84,095
Ryobi Ltd.	42,600	389,038
Ryoden Corp.	1,400	17,218
Sakai Chemical Industry Co. Ltd.	31,500	433,297
Sakura Internet, Inc.	500	1,925
Sala Corp.(1)	79,400	434,321
San-Ai Obbli Co. Ltd.	102,000	964,334
Sanei Architecture Planning Co. Ltd.	1,000	11,218
San-In Godo Bank Ltd.	73,900	407,748
Sankyu, Inc.	162,100	5,866,363
Sanwa Holdings Corp.	399,300	3,784,070
Sanyo Chemical Industries Ltd.	11,400	367,023
Sanyo Denki Co. Ltd.	1,700	77,464
Sanyo Special Steel Co. Ltd.	40,400	657,489
SBS Holdings, Inc.(1)	12,300	266,948
Scroll Corp.	49,300	256,205
Seed Co. Ltd.	5,000	18,295
Seikitokyu Kogyo Co. Ltd.	6,400	37,241
Seiko Group Corp.	123,300	2,864,760
Seino Holdings Co. Ltd.	276,400	2,436,237
Senko Group Holdings Co. Ltd.	364,300	2,704,259
Senshu Electric Co. Ltd.	29,600	604,417
Senshu Ikeda Holdings, Inc.	758,700	1,282,055
Shibaura Mechatronics Corp.	12,200	995,789
Shibuya Corp.	4,700	85,309
Shinagawa Refractories Co. Ltd.	1,700	48,972
Shindengen Electric Manufacturing Co. Ltd.	6,200	152,705
Shinmaywa Industries Ltd.	259,500	1,921,337
Shinnihon Corp.	8,600	46,928
Shinsei Bank Ltd.	1,100	18,753
Shinsho Corp.	700	23,088
Shinwa Co. Ltd.	3,300	49,553
Sinfonia Technology Co. Ltd.	31,100	344,657
SK-Electronics Co. Ltd.	200	1,656
SKY Perfect JSAT Holdings, Inc.	812,600	3,015,807
Sodick Co. Ltd.	80,800	452,210
Soken Chemical & Engineering Co. Ltd.	1,300	16,580
Star Micronics Co. Ltd.	127,000	1,633,225
Starts Corp., Inc.	129,700	2,612,450
Starzen Co. Ltd.	7,200	108,964
St-Care Holding Corp.	12,200	76,145
Stella Chemifa Corp.	13,700	262,882
Studio Alice Co. Ltd.(1)	10,800	164,027
Sumida Corp.	14,600	157,222
Sumitomo Densetsu Co. Ltd.	21,600	401,007

Sumitomo Heavy Industries Ltd.	413,800	8,825,950
Sumitomo Mitsui Construction Co. Ltd.	456,900	1,404,301
Sumitomo Osaka Cement Co. Ltd.	118,700	2,801,731
Sumitomo Riko Co. Ltd.	57,500	259,454
Sumitomo Rubber Industries Ltd.(1)	387,800	3,376,829
Sumitomo Seika Chemicals Co. Ltd.	9,200	284,476
Sumitomo Warehouse Co. Ltd.	127,700	1,870,109
Sun Frontier Fudousan Co. Ltd.	98,300	842,108
Suncall Corp.	15,200	70,671
Sun-Wa Technos Corp.	1,700	19,024
Suruga Bank Ltd.	444,600	1,392,239
Suzuken Co. Ltd.	48,200	1,298,686
SWCC Showa Holdings Co. Ltd.	77,500	1,023,507
T RAD Co. Ltd.	4,600	89,047
Tachibana Eletech Co. Ltd.	7,200	93,396
Taihei Dengyo Kaisha Ltd.	4,100	94,327
Taiheiyo Cement Corp.	494,200	7,817,311
Taiho Kogyo Co. Ltd.	22,800	116,701
Takamatsu Construction Group Co. Ltd.	10,400	148,541
Takamiya Co. Ltd.	1,600	4,498
Takaoka Toko Co. Ltd.	13,100	177,382
Takara Standard Co. Ltd.	100,200	968,059
Takasago International Corp.	16,600	344,882
Takasago Thermal Engineering Co. Ltd.	141,800	1,858,974
Take & Give Needs Co. Ltd.(2)	14,700	155,032
Tama Home Co. Ltd.	42,600	770,952
Teijin Ltd.	811,000	7,869,139
Tera Probe, Inc.	2,600	33,850
Tess Holdings Co. Ltd.	12,800	105,479
T-Gaia Corp.(1)	400	4,809
Toa Corp.	55,100	945,942
TOA ROAD Corp.	500	22,180
Toagosei Co. Ltd.	8,800	75,897
Toda Corp.	1,800	9,623
Toho Holdings Co. Ltd.	23,800	370,409
TOKAI Holdings Corp.	349,400	2,227,665
Tokai Rika Co. Ltd.	1,400	15,948
Tokuyama Corp.	290,500	4,070,124
Tokyo Electron Device Ltd.(1)	18,700	947,525
Tokyo Kiraboshi Financial Group, Inc.	106,900	1,871,663
Tokyo Rope Manufacturing Co. Ltd.	10,400	67,990
Tokyo Seimitsu Co. Ltd.	148,400	4,755,530
Tokyo Steel Manufacturing Co. Ltd.	245,600	2,520,796
Tokyo Tatemono Co. Ltd.	392,700	5,513,866
Tokyu Construction Co. Ltd.	460,300	2,203,657
Tokyu Fudosan Holdings Corp.	5,200	28,238
Tomen Devices Corp.(1)	4,600	187,707
TOMONY Holdings, Inc.	66,400	169,332
Tomy Co. Ltd.	87,000	799,478
Topre Corp.	128,300	1,185,916
Totech Corp.	2,100	50,331
Towa Bank Ltd.	11,900	47,533
Towa Corp.(1)	37,000	543,259
Toyo Engineering Corp.(2)	38,200	163,356
Toyo Ink SC Holdings Co. Ltd.	15,500	212,680

Toyo Kanetsu KK	5,500	99,997
Toyo Seikan Group Holdings Ltd.	576,400	6,725,569
Toyo Tire Corp.(1)	153,900	1,772,419
Toyobo Co. Ltd.	356,400	2,702,060
Toyoda Gosei Co. Ltd.	232,500	3,890,614
Toyota Boshoku Corp.	218,700	3,072,198
TPR Co. Ltd.	27,900	251,413
Traders Holdings Co. Ltd.	6,500	19,417
Trancom Co. Ltd.	900	52,042
Transcosmos, Inc.	91,800	2,178,226
TRE Holdings Corp.	40	461
Tsubakimoto Chain Co.	95,600	2,201,301
Tsuburaya Fields Holdings, Inc.	63,900	1,114,785
Tsugami Corp.	181,500	1,589,208
Tsukuba Bank Ltd.	38,600	59,672
Tsuzuki Denki Co. Ltd.	200	1,943
TV Asahi Holdings Corp.	79,300	794,908
Tv Tokyo Holdings Corp.	11,200	150,514
UACJ Corp.	9,300	158,248
UBE Corp.	446,300	6,513,148
Uchida Yoko Co. Ltd.	4,000	135,633
Ulvac, Inc.	150,300	6,624,025
Unipres Corp.	87,900	568,722
Unitika Ltd.(2)	86,800	170,994
Univance Corp.(1)	29,200	85,364
Valor Holdings Co. Ltd.	162,900	2,091,589
Valqua Ltd.	14,400	287,706
VINX Corp.	1,500	18,484
VT Holdings Co. Ltd.	195,800	725,958
Wakachiku Construction Co. Ltd.	5,100	101,898
Wakita & Co. Ltd.	78,000	682,186
Warabeya Nichiyo Holdings Co. Ltd.	36,600	492,656
YAMABIKO Corp.	13,100	108,696
Yamada Holdings Co. Ltd.	13,640	47,275
Yamaguchi Financial Group, Inc.	67,600	401,996
Yamaichi Electronics Co. Ltd.	104,000	1,419,014
Yamazen Corp.	189,400	1,385,935
Yellow Hat Ltd.	9,900	124,699
Yodogawa Steel Works Ltd.	7,200	134,039
Yokogawa Bridge Holdings Corp.	146,700	2,070,502
Yokohama Rubber Co. Ltd.(1)	345,200	5,716,406
Yokorei Co. Ltd.	108,000	783,166
Yorozu Corp.	4,500	26,500
Yotai Refractories Co. Ltd.	2,400	24,094
Yuasa Trading Co. Ltd.	75,500	1,980,937
Yurtec Corp.	7,400	38,892
Zeon Corp.	165,400	1,611,887
		597,019,384
Netherlands — 1.8%
AerCap Holdings NV(2)	134,902	8,282,983
Arcadis NV	10,709	437,134
ASR Nederland NV	275,371	12,603,377
BE Semiconductor Industries NV	51,967	3,385,004
Flow Traders	44,791	1,036,907
ForFarmers NV(1)	33,946	103,318

Heijmans NV, CVA	125,571	1,410,870
Koninklijke BAM Groep NV(2)	1,038,476	2,438,890
OCI NV	158,867	6,725,476
PostNL NV(1)	989,356	1,842,499
SIF Holding NV	285	3,462
TKH Group NV, CVA	32,648	1,285,428
		39,555,348
New Zealand — 0.6%
Air New Zealand Ltd.(2)	15,125,177	7,420,718
Channel Infrastructure NZ Ltd.(2)	201,543	179,142
Heartland Group Holdings Ltd.	6,172	7,195
KMD Brands Ltd.	833,699	581,415
Oceania Healthcare Ltd.	3,300,723	1,690,594
SKYCITY Entertainment Group Ltd.(2)	2,515,648	4,394,180
Warehouse Group Ltd.	16,193	30,030
		14,303,274
Norway — 2.1%
2020 Bulkers Ltd.(1)(2)	57,361	489,592
ABG Sundal Collier Holding ASA	456,965	263,446
Belships ASA	191,670	265,237
Bonheur ASA	3,699	109,102
BW Energy Ltd.(2)	176,455	489,656
BW LPG Ltd.	445,492	3,972,456
BW Offshore Ltd.	831,569	2,156,951
DNO ASA	2,533,502	3,237,848
Golden Ocean Group Ltd.	316,268	2,728,151
Hafnia Ltd.	346,234	1,942,736
Kid ASA	52,924	376,465
Komplett Bank ASA(2)	50,471	27,143
Kongsberg Automotive ASA(1)(2)	829,793	224,403
MPC Container Ships ASA(2)	1,235,322	2,349,673
Norwegian Energy Co. ASA(2)	13,725	546,285
Odfjell Drilling Ltd.(2)	408,762	1,080,713
Odfjell Technology Ltd.(2)	45	145
OKEA ASA	12,489	50,384
Petronor E&P ASA(2)	8,608	727
PGS ASA(1)(2)	4,034,085	2,491,281
Protector Forsikring ASA	31,699	391,918
Rana Gruber ASA	6,421	29,177
Scatec ASA	164,464	1,465,514
SpareBank 1 Nord Norge	431,982	4,026,391
SpareBank 1 SMN	215,281	2,565,132
Sparebanken Vest	58,146	518,425
Stolt-Nielsen Ltd.	97,396	2,522,446
Subsea 7 SA	690,317	7,864,942
Wallenius Wilhelmsen ASA	435,653	4,081,158
		46,267,497
Portugal — 0.2%
Altri SGPS SA	567,817	3,326,304
CTT-Correios de Portugal SA	494,035	1,655,399
Greenvolt-Energias Renovaveis SA(2)	2,325	19,727
Mota-Engil SGPS SA(1)	327,431	422,232
Sonae SGPS SA	12,843	13,047
		5,436,709

Singapore — 2.0%
Aztech Global Ltd.(1)	10,000	6,002
Banyan Tree Holdings Ltd.(2)	67,500	13,449
Boustead Singapore Ltd.	16,500	9,528
BRC Asia Ltd.	7,900	10,557
Bumitama Agri Ltd.	1,717,200	775,512
China Sunsine Chemical Holdings Ltd.	1,435,600	427,948
Chip Eng Seng Corp. Ltd.	567,700	309,645
ComfortDelGro Corp. Ltd.	1,682,400	1,530,486
Dyna-Mac Holdings Ltd.(1)(2)	717,900	98,354
First Resources Ltd.	1,997,600	2,387,123
Food Empire Holdings Ltd.	48,100	23,380
Geo Energy Resources Ltd.(1)	5,806,500	1,572,080
Golden Agri-Resources Ltd.	45,991,500	9,818,099
Hong Fok Corp. Ltd.(1)	104,800	76,593
Hong Leong Asia Ltd.	178,100	87,387
Hour Glass Ltd.(1)	295,500	465,644
Hutchison Port Holdings Trust, U Shares	27,627,800	5,163,967
Indofood Agri Resources Ltd.	191,900	43,230
InnoTek Ltd.	89,500	31,225
ISDN Holdings Ltd.(1)	2,003,400	595,397
Japfa Ltd.(1)	2,016,900	760,793
Jiutian Chemical Group Ltd.(1)	9,280,000	515,915
Mewah International, Inc.	120,500	25,970
QAF Ltd.	44,600	27,053
Riverstone Holdings Ltd.(1)	3,934,900	1,827,523
Samudera Shipping Line Ltd.	891,800	634,609
Singapore Post Ltd.	2,591,800	995,666
Tuan Sing Holdings Ltd.(1)	1,652,390	382,671
UG Healthcare Corp. Ltd.(1)	356,100	51,307
Yangzijiang Financial Holding Ltd.(1)(2)	3,994,800	1,021,967
Yangzijiang Shipbuilding Holdings Ltd.	11,400,900	12,074,364
Yanlord Land Group Ltd.	3,594,600	2,611,343
		44,374,787
Spain — 1.7%
Acerinox SA	649,227	6,422,831
Amper SA(1)(2)	1,088,806	192,205
Atresmedia Corp. de Medios de Comunicacion SA(1)	185,486	652,100
Banco de Sabadell SA	11,004,235	10,274,863
Bankinter SA	670,408	4,409,324
Construcciones y Auxiliar de Ferrocarriles SA	21,967	644,192
Deoleo SA(1)(2)	356,161	92,182
Ence Energia y Celulosa SA	121,510	402,565
Ercros SA	101,324	356,375
Fomento de Construcciones y Contratas SA	15	138
Gestamp Automocion SA	710,485	2,692,070
Laboratorios Farmaceuticos Rovi SA	50,219	1,935,169
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	553,399	579,015
Mediaset Espana Comunicacion SA(2)	77,153	256,962
Melia Hotels International SA(2)	318,548	1,751,208
Miquel y Costas & Miquel SA	467	5,354
Neinor Homes SA	77,268	706,178
Pharma Mar SA	19,851	1,433,113
Prosegur Cia de Seguridad SA	354,368	654,443
Sacyr SA(1)	1,027,273	2,855,756

Unicaja Banco SA	1	1
		36,316,044
Sweden — 5.1%
Arise AB(2)	47,275	223,533
Atrium Ljungberg AB, B Shares	52,168	838,038
Avanza Bank Holding AB(1)	97,198	1,978,690
Bahnhof AB, B Shares	2,452	8,475
BE Group AB	17,131	117,633
Better Collective A/S(2)	53,203	703,062
Bilia AB, A Shares	426,005	4,796,523
Billerud AB	259,747	3,688,729
Biotage AB	17,653	309,325
Bonava AB, B Shares	260,994	699,543
Boozt AB(1)(2)	300	3,264
Bure Equity AB	142,345	3,228,558
Byggmax Group AB	144,026	657,060
Catena Media PLC(1)(2)	374,956	860,098
Cibus Nordic Real Estate AB	193,856	2,723,788
Clas Ohlson AB, B Shares	319,640	2,368,543
Cloetta AB, B Shares	789,354	1,576,840
Collector Bank AB(2)	222,047	595,457
Corem Property Group AB, B Shares	1,149,573	791,318
Dios Fastigheter AB	405,190	3,011,796
Electrolux Professional AB, B Shares	414,832	1,719,497
Elekta AB, B Shares	64,916	386,345
G5 Entertainment AB(1)	26,351	502,531
GARO AB	14,419	158,267
Hoist Finance AB(2)	190,033	469,409
Hufvudstaden AB, A Shares	269,839	3,820,438
Inwido AB	16,078	161,901
JM AB	103,405	1,669,132
Kopparbergs Bryggeri AB, B Shares	12,361	163,798
Loomis AB	411,173	12,149,896
Maha Energy AB(1)(2)	107,389	103,571
MEKO AB	132,281	1,467,624
MIPS AB	33,281	1,286,128
Modern Times Group MTG AB, B Shares(2)	378,745	2,992,961
Mycronic AB	97,598	1,773,194
NCC AB, B Shares	201,173	1,953,496
Net Insight AB, B Shares(2)	393,369	228,941
New Wave Group AB, B Shares	194,630	3,943,788
Nobia AB	300,665	642,432
NP3 Fastigheter AB	231	4,058
Nyfosa AB	621,924	4,491,555
Pandox AB(2)	403,419	5,035,758
Paradox Interactive AB	186,955	3,518,030
Peab AB, Class B	836,460	4,827,568
RaySearch Laboratories AB(2)	37,992	211,568
Resurs Holding AB	903,964	2,104,858
Saab AB, B Shares	186,899	6,952,702
Samhallsbyggnadsbolaget i Norden AB(1)	2,258,449	4,131,654
Samhallsbyggnadsbolaget i Norden AB, D Shares	89,465	162,736
Scandi Standard AB(2)	424,908	2,085,641
SkiStar AB	150,868	1,650,414
Tethys Oil AB(2)	121,761	704,996

Troax Group AB	4	72
Truecaller AB, B Shares(1)(2)	290,544	1,078,881
Wihlborgs Fastigheter AB	1,179,162	9,315,173
		111,049,286
Switzerland — 4.2%
ALSO Holding AG(2)	11,444	2,115,074
Arbonia AG(1)	53,076	782,506
Autoneum Holding AG	28,021	3,446,273
Bell Food Group AG	6,586	1,770,403
Bellevue Group AG	547	21,247
Bucher Industries AG	2,032	803,483
Burckhardt Compression Holding AG	13,760	7,506,721
Cembra Money Bank AG	199,703	15,882,470
Coltene Holding AG(2)	5,166	410,126
EFG International AG(2)	520,440	4,628,582
Forbo Holding AG	2,338	2,755,208
GAM Holding AG(2)	222,075	200,483
Gurit Holding AG, Bearer Shares(1)	8,146	837,369
Huber & Suhner AG	33,809	3,153,522
Implenia AG(2)	63,649	2,683,799
Leonteq AG	80,038	3,709,063
Liechtensteinische Landesbank AG	5,832	344,096
Mobimo Holding AG	7,929	1,936,673
OC Oerlikon Corp. AG	923,369	6,179,580
Orior AG	16,432	1,288,185
Rieter Holding AG	6,398	650,906
Schweizerische Nationalbank(1)	2	8,908
St Galler Kantonalbank AG	3,040	1,552,082
Sulzer AG	48,131	3,717,346
Swiss Steel Holding AG(2)	2,043,447	520,579
Swissquote Group Holding SA	69,924	10,136,230
TX Group AG	734	110,363
u-blox Holding AG(2)	36,048	4,693,181
Valiant Holding AG	68,478	7,339,752
V-ZUG Holding AG(2)	671	58,121
Zehnder Group AG	33,523	1,993,020
		91,235,351
United Kingdom — 14.0%
AG Barr PLC	3,444	20,865
Anglo Asian Mining PLC	195,183	189,411
Atalaya Mining PLC	201,759	741,654
Bank of Georgia Group PLC	127,298	3,883,067
Berkeley Group Holdings PLC	140,791	6,528,992
Biffa PLC	63,892	314,650
Britvic PLC	2,237	21,705
Capricorn Energy PLC(1)(2)	342,399	1,026,911
Centamin PLC	3,644,612	4,694,790
Central Asia Metals PLC	537,595	1,639,937
Close Brothers Group PLC	461,998	5,991,648
CMC Markets PLC	441,810	1,265,537
Coats Group PLC	4,245,814	3,436,896
Computacenter PLC	205,625	4,990,936
ContourGlobal PLC	224,882	682,352
Crest Nicholson Holdings PLC	784,614	2,171,757
Devro PLC	390,712	1,442,286

DFS Furniture PLC	58,438	109,667
Direct Line Insurance Group PLC	3,395,177	8,591,903
Drax Group PLC	1,264,388	9,354,045
Dunelm Group PLC	166,119	2,025,029
easyJet PLC(2)	92,055	442,399
Ecora Resources PLC	116,344	199,006
Energean PLC	41,211	738,672
EnQuest PLC(2)	6,198,712	1,810,829
Essentra PLC	101,397	301,204
Ferrexpo PLC	918,671	1,600,148
Firstgroup PLC(1)	2,554,511	3,203,715
Forterra PLC	533,534	1,305,242
Foxtons Group PLC	110,666	42,906
Frasers Group PLC(2)	587,510	6,436,127
Genel Energy PLC	94,557	168,551
Georgia Capital PLC(2)	9,153	83,292
Grafton Group PLC	489,564	4,602,767
Greggs PLC	277,683	7,777,828
Gulf Keystone Petroleum Ltd.	723,804	1,880,284
Gym Group PLC(2)	45,585	56,898
Halfords Group PLC	463,748	1,091,734
Hargreaves Lansdown PLC	570,064	5,873,645
Hays PLC	1,647,404	2,359,697
Helios Towers PLC(2)	479	665
Hikma Pharmaceuticals PLC	407,360	7,465,388
Hill & Smith PLC	54,215	791,750
Hochschild Mining PLC	1,105,311	940,534
Howden Joinery Group PLC	1,596,127	11,342,141
Hunting PLC	143,844	475,682
Hurricane Energy PLC(2)	1,243,080	119,001
Ibstock PLC	1,100,067	2,112,045
IG Group Holdings PLC	1,172,116	11,659,671
Inchcape PLC	1,080,352	10,941,555
Indivior PLC(2)	249,018	5,164,674
IntegraFin Holdings PLC	1,038	3,680
Intermediate Capital Group PLC	578,012	8,435,627
International Distributions Services PLC	2,162,319	6,008,796
International Personal Finance PLC	61,591	58,270
Investec PLC	1,296,966	8,191,299
IP Group PLC	2,562,867	2,059,080
J Sainsbury PLC	1,470	3,965
Jadestone Energy PLC	78,875	66,961
JET2 PLC(2)	147,784	1,823,093
Johnson Matthey PLC	590,180	14,981,851
Jubilee Metals Group PLC(2)	883,080	123,731
Just Group PLC	801,698	722,243
Keller Group PLC	188,513	1,670,692
Liontrust Asset Management PLC	7,884	105,803
Lookers PLC	335,472	325,701
Luceco PLC	2,893	2,898
Luxfer Holdings PLC	176	2,580
M&G PLC	1,006,792	2,352,548
Man Group PLC	3,281,542	8,321,109
Marks & Spencer Group PLC(2)	6,394,934	9,333,556
Marston's PLC(2)	125,341	57,347

Mediclinic International PLC	550,684	3,283,807
Mitchells & Butlers PLC(2)	224,150	377,678
Mitie Group PLC	1,992,458	1,837,963
Molten Ventures PLC(2)	285,600	1,354,258
Morgan Sindall Group PLC	26,048	514,906
MP Evans Group PLC	3,468	37,725
N Brown Group PLC(2)	220,337	62,369
Ninety One PLC	1,070,628	2,586,915
OSB Group PLC	1,093,899	6,297,443
Pagegroup PLC	875,133	5,056,126
Pan African Resources PLC	4,563,575	968,754
Paragon Banking Group PLC	541,209	3,095,190
PayPoint PLC	17,665	115,405
Petra Diamonds Ltd.(2)	30,746	34,504
Plus500 Ltd.	346,453	7,953,022
Provident Financial PLC	860,460	2,047,614
PZ Cussons PLC	557,034	1,398,080
Rathbones Group PLC	71,344	1,829,411
Reach PLC	640,995	849,487
Redde Northgate PLC	726,479	3,325,683
Redrow PLC	452,420	2,492,881
Restaurant Group PLC(2)	123,793	42,432
Rhi Magnesita NV	17,809	474,397
Savills PLC	265,412	3,048,163
Senior PLC	488,707	725,093
Serica Energy PLC	613,331	2,343,497
Speedy Hire PLC	1,502,045	760,861
Spire Healthcare Group PLC(2)	540,842	1,507,921
St. James's Place PLC	318,866	4,481,704
SThree PLC	354,522	1,748,544
Superdry PLC(2)	190,991	240,075
Synthomer PLC	65,685	104,936
Tate & Lyle PLC	1,384,337	12,296,427
TBC Bank Group PLC	98,569	2,613,584
TI Fluid Systems PLC	245,283	380,861
Tremor International Ltd.(1)(2)	145,709	568,938
Vertu Motors PLC	675,383	390,999
Virgin Money UK PLC	3,503,079	7,380,615
Vistry Group PLC	511,719	3,837,008
Wickes Group PLC	607,527	1,014,564
Yellow Cake PLC(2)	653,875	3,129,004
		307,371,762
United States — 0.1%
ADTRAN Holdings, Inc.	79,452	1,592,983
VAALCO Energy, Inc.	42,329	219,264
		1,812,247
TOTAL COMMON STOCKS (Cost $2,254,196,142)		2,182,080,001
RIGHTS†
France†
ALD SA(2)	129,561	111,902
Norway†
PGS ASA(2)	319,540	324
TOTAL RIGHTS (Cost $—)		112,226

WARRANTS†
Australia†
Magellan Financial Group Ltd.(1)(2)	7,122	1,015
Italy†
Webuild SpA(1)(2)	35,053	55,043
TOTAL WARRANTS (Cost $—)		56,058
SHORT-TERM INVESTMENTS — 3.2%
Money Market Funds — 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,435,272	1,435,272
State Street Navigator Securities Lending Government Money Market Portfolio(3)	69,291,703	69,291,703
TOTAL SHORT-TERM INVESTMENTS (Cost $70,726,975)		70,726,975
TOTAL INVESTMENT SECURITIES—102.7% (Cost $2,324,923,117)		2,252,975,260
OTHER ASSETS AND LIABILITIES — (2.7)%		(59,357,383)
TOTAL NET ASSETS — 100.0%		$2,193,617,877

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.3%
Materials	19.3%
Financials	18.4%
Consumer Discretionary	11.6%
Energy	10.5%
Information Technology	4.6%
Consumer Staples	4.3%
Real Estate	2.7%
Communication Services	2.7%
Health Care	2.4%
Utilities	1.7%
Short-Term Investments	3.2%
Other Assets and Liabilities	(2.7%)

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $123,386,311. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $130,706,447 which includes security collateral of $61,414,744.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$8,597,629	$2,173,482,372	—
Rights	—	112,226	—
Warrants	—	56,058	—
Short-Term Investments	70,726,975	—	—
	$79,324,604	$2,173,650,656	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.